Charter arrangements - Summary of vessel employment (Details) - VLCC	12 Months Ended
Dec. 31, 2018
DHT Amazon
Vessel employment
Type of Employment	Time charter with profit sharing
Expiry	Q4 2021
DHT Bauhinia
Vessel employment
Type of Employment	Spot
DHT Bronco
Vessel employment
Type of Employment	Spot
DHT China
Vessel employment
Type of Employment	Time charter with profit sharing
Expiry	Q2 2021
DHT Colt
Vessel employment
Type of Employment	Spot
DHT Condor
Vessel employment
Type of Employment	Spot
DHT Edelweiss
Vessel employment
Type of Employment	Time charter with profit sharing
Expiry	Q1 2019
DHT Europe
Vessel employment
Type of Employment	Time charter with profit sharing
Expiry	Q1 2022
DHT Falcon
Vessel employment
Type of Employment	Spot
DHT Hawk
Vessel employment
Type of Employment	Spot
DHT Jaguar
Vessel employment
Type of Employment	Spot
DHT Lake
Vessel employment
Type of Employment	Spot
DHT Leopard
Vessel employment
Type of Employment	Spot
DHT Lion
Vessel employment
Type of Employment	Spot
DHT Lotus
Vessel employment
Type of Employment	Time charter with profit sharing
Expiry	Q1 2019
DHT Mustang
Vessel employment
Type of Employment	Spot
DHT Opal
Vessel employment
Type of Employment	Spot
DHT Panther
Vessel employment
Type of Employment	Spot
DHT Peony
Vessel employment
Type of Employment	Spot
DHT Puma
Vessel employment
Type of Employment	Spot
DHT Raven
Vessel employment
Type of Employment	Spot
DHT Redwood
Vessel employment
Type of Employment	Spot
DHT Scandinavia
Vessel employment
Type of Employment	Spot
DHT Stallion
Vessel employment
Type of Employment	Spot
DHT Sundarbans
Vessel employment
Type of Employment	Spot
DHT Taiga
Vessel employment
Type of Employment	Spot
DHT Tiger
Vessel employment
Type of Employment	Spot